Net Loss per Share - Antidilutive effect (Details) - Evolv Technologies Holdings, Inc. - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	287,394,115	246,427,699	285,047,696	238,340,660
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	57,173,375	28,348,557	49,679,554	29,488,684
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	2,789,589	1,440,991	2,440,991	700,000
Convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	213,951,905	213,951,905	213,951,905	205,465,730
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	2,686,246	2,686,246	2,686,246	2,686,246
Convertible notes (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share	10,028,000		16,289,000